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[PFPC LOGO]

                                           March 3, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:   Office of Filings, Information & Consumer Services

        Re: ABN AMRO Funds, formerly known as Alleghany Funds (the "Trust") File Nos. 33-68666 and 811-08004

Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the (i) Class N Shares Prospectus; (ii) Class I Shares - Money Market Funds Prospectus; (iii) Class S Shares Prospectus; (iv) Class R Shares Prospectus; (v) Class Y Shares Prospectus; and (vi) Class YS Shares Prospectus; each dated March 1, 2006, do not differ from those contained in Post-Effective Amendment No. 64 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on February 28, 2006 (Accession No. 0000950137-06-002373).

      Any comments on this filing should be directed to Teresa M. R. Hamlin at
(617) 338-4340 or the undersigned at (617) 338-4426.

                                                             Sincerely,

                                                             /s/ Aaron Remorenko
                                                             Aaron Remorenko

Attachments

cc:   Gerald Dillenburg
      Teresa M. R. Hamlin, Esq.
      Cathy O'Kelly, Esq.

99 High Street, 27th Floor
Boston, MA 02110